Income taxes - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	$ 1,550,063	$ 1,580,428
Total deferred tax liabilities	$ 1,550,063	$ 1,580,428